Fees Summary	Oct. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 815,000
Previously Paid Amount	0.00
Total Fee Amount	70.91
Total Offset Amount	0.00
Net Fee	70.91
Narrative - Max Aggregate Offering Price	$ 815,000
Final Prospectus	true